Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Schedule of property, plant and equipment
		December 31, 2024			December 31, 2023
	Weighted average depreciation rate	Cost	Accumulated depreciation	Residual	Cost	Accumulated depreciation	Residual
IT equipment	10%-33%	89,944	(84,293)	5,651	83,461	(61,849)	21,612
Furniture, equipment and fittings	10%-33%	70,157	(40,651)	29,506	54,986	(32,739)	22,247
Property, buildings and improvements	5%-20%	70,204	(40,460)	29,744	54,372	(43,555)	10,817
In progress	-	837	-	837	16,765	-	16,765
Right of use assets	12%	239,408	(144,237)	95,171	178,940	(98,932)	80,008
Land	-	43	-	43	43	-	43
Total		470,593	(309,641)	160,952	388,567	(237,075)	151,492

Schedule of changes in property, plant and equipment
	IT equipment	Furniture, equipment and fittings	Property, buildings and improvements	In progress (ii)	Right of use assets (i)	Land	Total
As of December 31, 2022	36,969	24,102	12,646	4,494	119,086	391	197,688
Additions	2,673	2,298	-	16,565	23,871	-	45,407
Additions by business combination	-	613	183	-	-	-	796
Disposals	(2)	(1,029)	(586)	-	(32,348)	(348)	(34,313)
Depreciation	(18,028)	(3,737)	(5,720)	-	(30,601)	-	(58,086)
Transfers	-	-	4,294	(4,294)	-	-	-
As of December 31, 2023	21,612	22,247	10,817	16,765	80,008	43	151,492
Additions	7,396	15,259	6,510	3,178	47,391		79,734
Disposals	(944)	(321)	(2,875)	(2)	(11,080)	-	(15,222)
Depreciation	(22,480)	(7,681)	(3,743)	-	(21,148)	-	(55,052)
Transfers	67	2	19,035	(19,104)	-	-	-
As of December 31, 2024	5,651	29,506	29,744	837	95,171	43	160,952

(i)	In 2024, the addition of right of use of R$ 47,391 is substantially referred to recognition of a new lease agreement for the property used to offer preparatory course for university entrance exams (“Anglo Course”), see the corresponding lease liabilities in note 16.
(ii)	In 2023, refers to improvements made to the new leased property to offer Anglo courses.